Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans
We sponsor numerous defined benefit and defined contribution pension and other post-retirement benefit plans, primarily retiree health care, in our domestic and international operations. December 31 is the measurement date for all of our post-retirement benefit plans.

	Pension Benefits
	U.S. Plans		Non-U.S. Plans		Retiree Health
	2012	2011	2012	2011	2012	2011
Change in Benefit Obligation:
Benefit obligation, January 1	$4,670	$4,456	$5,835	$5,275	$1,007	$1,006
Service cost	112	108	83	78	9	8
Interest cost	282	328	270	284	42	47
Plan participants' contributions	—	—	9	10	19	33
Actuarial loss	480	403	537	513	18	26
Currency exchange rate changes	—	—	232	(85)	4	(3)
Curtailments	—	—	(1)	—	—	—
Benefits paid/settlements	(509)	(623)	(256)	(247)	(103)	(106)
Other	(2)	(2)	(1)	7	(7)	(4)
Benefit Obligation, December 31	$5,033	$4,670	$6,708	$5,835	$989	$1,007
Change in Plan Assets:
Fair value of plan assets, January 1	$3,393	$3,202	$4,884	$4,738	$—	$—
Actual return on plan assets	358	406	434	288	—	—
Employer contribution	331	408	163	148	84	73
Plan participants' contributions	—	—	9	10	19	33
Currency exchange rate changes	—	—	197	(57)	—	—
Benefits paid/settlements	(509)	(623)	(256)	(247)	(103)	(106)
Other	—	—	—	4	—	—
Fair Value of Plan Assets, December 31	$3,573	$3,393	$5,431	$4,884	$—	$—

Net Funded Status at December 31(1)	$(1,460)	$(1,277)	$(1,277)	$(951)	$(989)	$(1,007)

Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	$—	$—	$35	$76	$—	$—
Accrued compensation and benefit costs	(23)	(22)	(25)	(23)	(80)	(82)
Pension and other benefit liabilities	(1,437)	(1,255)	(1,287)	(1,004)	—	—
Post-retirement medical benefits	—	—	—	—	(909)	(925)
Net Amounts Recognized	$(1,460)	$(1,277)	$(1,277)	$(951)	$(989)	$(1,007)

 _____________________________

(1)	Includes under-funded and non-funded plans.

Benefit plans pre-tax amounts recognized in AOCL at December 31:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans		Retiree Health
	2012	2011	2012	2011	2012	2011
Net actuarial loss	$1,255	$963	$2,013	$1,589	$97	$70
Prior service (credit) cost	(17)	(38)	—	1	(128)	(163)
Total Pre-tax Loss (Gain)	$1,238	$925	$2,013	$1,590	$(31)	$(93)
Accumulated Benefit Obligation	$5,027	$4,617	$6,359	$5,517

Aggregate information for pension plans with an Accumulated benefit obligation in excess of plan assets is presented below:

	December 31, 2012
	Underfunded Plans		Unfunded Plans		Total
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	Total
Projected benefit obligation	$4,679	$5,997	$355	$527	$5,034	$6,524	$11,558
Accumulated benefit obligation	4,672	5,686	355	520	5,027	6,206	11,233
Fair value of plan assets	3,574	5,213	—	—	3,574	5,213	8,787

	December 31, 2011
	Underfunded Plans		Unfunded Plans		Total
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	Total
Projected benefit obligation	$4,342	$4,391	$327	$445	$4,669	$4,836	$9,505
Accumulated benefit obligation	4,291	4,127	326	434	4,617	4,561	9,178
Fair value of plan assets	3,393	3,811	—	—	3,393	3,811	7,204

Our pension plan assets and benefit obligations at December 31, 2012 were as follows:

(in billions)	Fair Value of Pension Plan Assets	Pension Benefit Obligations	Net Funded Status
U.S. funded	$3.6	$4.6	$(1.0)
U.S. unfunded	—	0.4	(0.4)
Total U.S.	$3.6	$5.0	$(1.4)
U.K.	3.4	3.7	(0.3)
Canada	0.7	1.0	(0.3)
Other funded	1.3	1.5	(0.2)
Other unfunded	—	0.5	(0.5)
Total	$9.0	$11.7	$(2.7)

Most of our defined benefit pension plans generally provide employees a benefit, depending on eligibility, calculated under a highest average pay and years of service formula. Our primary domestic defined benefit pension plans provide a benefit at the greater of (i) the highest average pay and years of service formula, (ii) the benefit calculated under a formula that provides for the accumulation of salary and interest credits during an employee's work life or (iii) the individual account balance from the Company's prior defined contribution plan (Transitional Retirement Account or TRA).
The components of Net periodic benefit cost and other changes in plan assets and benefit obligations were as follows:

	Pension Benefits
	Year Ended December 31,
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Components of Net Periodic Benefit Costs:
Service cost	$112	$108	$109	$83	$78	$69
Interest cost(1)	282	328	310	270	284	265
Expected return on plan assets(2)	(306)	(337)	(296)	(307)	(310)	(274)
Recognized net actuarial loss	53	33	40	53	39	31
Amortization of prior service credit	(23)	(23)	(23)	—	—	1
Recognized settlement loss	82	80	72	1	4	—
Recognized curtailment gain	—	(107)	—	—	—	—
Defined Benefit Plans	200	82	212	100	95	92
Defined contribution plans	28	31	25	35	35	26
Net Periodic Benefit Cost	228	113	237	135	130	118

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income:
Net actuarial loss	427	334	8	416	518	190
Prior service credit	(2)	(2)	(17)	(1)	—	(2)
Amortization of net actuarial loss	(135)	(113)	(112)	(54)	(40)	(31)
Amortization of net prior service credit	23	23	23	—	—	(1)
Curtailment gain - recognition of net prior service credit	—	107	—	—	—	—
Total Recognized in Other Comprehensive Income	313	349	(98)	361	478	156
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$541	$462	$139	$496	$608	$274
_____________________________

(1)
Interest cost includes interest expense on non-TRA obligations of $382, $388 and $381 and interest expense directly allocated to TRA participant accounts of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)
Expected return on plan assets includes expected investment income on non-TRA assets of $443, $423 and $376 and actual investment income on TRA assets of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively.

	Retiree Health
	Year Ended December 31,
	2012	2011	2010
Components of Net Periodic Benefit Costs:
Service cost	$9	$8	$8
Interest cost	42	47	54
Recognized net actuarial loss	1	—	—
Amortization of prior service credit	(41)	(41)	(30)
Net periodic benefit cost	11	14	32

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income:
Net actuarial loss	18	25	13
Prior service credit	(6)	(3)	(86)
Amortization of net actuarial loss	(1)	—	—
Amortization of net prior service credit	41	41	30
Total recognized in Other Comprehensive Income	52	63	(43)
Total recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$63	$77	$(11)

The net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are $106 and $(2), respectively, excluding amounts that may be recognized through settlement losses. The net actuarial loss and prior service credit for the retiree health benefit plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are $2 and $(43), respectively.
Pension plan assets consist of both defined benefit plan assets and assets legally restricted to the TRA accounts. The combined investment results for these plans, along with the results for our other defined benefit plans, are shown above in the “actual return on plan assets” caption. To the extent that investment results relate to TRA, such results are charged directly to these accounts as a component of interest cost.

Plan Amendments

Pension Plan Freezes
Over the past several years, we have amended several of our defined benefit pension plans to freeze current benefits and eliminate benefits accruals for future service. In certain plans we are required to continue to consider salary increases in determining the benefit obligation related to prior service. The following is a discussion of these amendments and their impact on our primary defined benefit pension plans.
In 2011, we amended all our primary U.S. defined benefit plans for salaried employees. Our primary qualified plans had previously been amended to freeze the final pay formulas within the plans as of December 31, 2012, but a cash balance service credit was expected to continue post December 31, 2012. The 2011 amendments fully freeze any further benefit and service accrual after December 31, 2012 for all of these plans, including the non-qualified plans. As a result of these plan amendments, in 2011 we recognized a pre-tax curtailment gain of $107 ($66 after-tax). The gain represents the recognition of deferred gains from other prior year amendments (“Prior service credits”) as a result of the discontinuation of any future benefit or service accrual period. This amendment will also result in a change in amortization period as of January 1, 2013 for actuarial gains and losses from the average remaining service period of participants (approximately ten years) to the average remaining life expectancy of all participants (approximately thirty-three years) as a result of all participants being considered inactive as of the effective date of the freeze.

As of December 31, 2012, the aggregate accumulated actuarial losses for our primary U.S. Defined Benefit Plans for salaried employees amounted to $1.1 billion. This change is expected to reduce our 2013 pension expense by approximately $47. This reduction is expected to be partially offset by an increased contribution to the U.S. defined contribution plan as all employees have been transferred to that plan following the freeze.

In 2011, the Canadian Salary Pension Plan was amended to close the plan to future service accrual effective January 1, 2014. Benefits earned up to January 1, 2014 will not be affected and participants will continue receive the benefit of future salary increases to the extent applicable; therefore, the amendment did not result in a material change to the projected benefit obligation at the re-measurement date of December 31, 2011.

In 2009, the U.K. Final Salary Pension Plan was amended to close the plan to future service accrual effective January 1, 2014. Benefits earned up to January 1, 2014 will not be affected and participants will continue receive the benefit of future salary and inflation increases to the extent applicable; therefore, the amendment does not result in a material change to the projected benefit obligation at the re-measurement date of December 31, 2009.

Retiree Health Plan Amendments
In 2010, we amended our domestic retiree health benefit plan to eliminate the use of the Retiree Drug Subsidy that the Company receives from Medicare as an offset to retiree contributions. This amendment was effective January 1, 2011. The Company instead decided to use this subsidy to reduce its retiree healthcare costs. The amendment resulted in a net decrease of $55 to the retiree medical benefit obligation and a corresponding $34 after tax increase to equity. This amendment reduced both the 2012 and 2011 retiree-health expenses by approximately $13.
Plan Assets

Current Allocation
As of the 2012 and 2011 measurement dates, the global pension plan assets were $9.0 billion and $8.3 billion, respectively. These assets were invested among several asset classes. Our common stock represents approximately $99 or 1.0% of total plan assets at December 31, 2012.

The following tables presents the defined benefit plans assets measured at fair value and the basis for that measurement:

	December 31, 2012
	U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$48	$—	$—	$48	1%
Equity Securities:
U.S. large cap	411	10	—	421	12%
Xerox common stock	99	—	—	99	3%
U.S. mid cap	79	—	—	79	2%
U.S. small cap	67	28	—	95	3%
International developed	133	205	—	338	9%
Emerging markets	282	67	—	349	10%
Global equity	2	6	—	8	—%
Total Equity Securities	1,073	316	—	1,389	39%
Debt Securities:
U.S. treasury securities	—	367	—	367	10%
Debt security issued by government agency	—	153	—	153	4%
Corporate Bonds	—	1,080	—	1,080	31%
Asset backed securities	—	11	—	11	—%
Total Debt Securities	—	1,611	—	1,611	45%
Derivatives:
Interest rate contracts	—	15	—	15	—%
Foreign exchange contracts	(2)	—	—	(2)	—%
Equity contracts	5	—	—	5	—%
Credit contracts	—	(1)	—	(1)	—%
Total Derivatives	3	14	—	17	—%
Real estate	59	46	58	163	5%
Private equity/Venture capital	—	—	300	300	8%
Other(1)	12	33	—	45	2%
Total Defined Benefit Plans Assets	$1,195	$2,020	$358	$3,573	100%

(1)	Other Level 1 assets include net non-financial assets of $13 such as due to/from broker, interest receivables and accrued expenses.

	December 31, 2012
	Non-U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$500	$—	$—	$500	9%
Equity Securities:
U.S. large cap	204	50	—	254	5%
U.S. mid cap	14	—	—	14	—%
U.S. small cap	30	1	—	31	1%
International developed	1,107	174	—	1,281	24%
Emerging markets	322	76	—	398	7%
Global equity	5	12	—	17	—%
Total Equity Securities	1,682	313	—	1,995	37%
Debt Securities:
U.S. treasury securities	1	19	—	20	—%
Debt security issued by government agency	35	1,253	—	1,288	24%
Corporate bonds	150	753	—	903	17%
Asset backed securities	3	31	—	34	1%
Total Debt Securities	189	2,056	—	2,245	42%
Common/Collective trust	2	—	—	2	—%
Derivatives:
Interest rate contracts	—	74	—	74	1%
Foreign exchange contracts	9	8	—	17	—%
Other contracts	69	—	—	69	1%
Total Derivatives	78	82	—	160	2%
Hedge funds	—	—	3	3	—%
Real estate	19	35	332	386	7%
Guaranteed insurance contracts	—	—	131	131	3%
Other(1)	13	(4)	—	9	—%
Total Defined Benefit Plans Assets	$2,483	$2,482	$466	$5,431	100%

(1)	Other Level 1 assets include net non-financial assets of $5 such as due to/from broker, interest receivables and accrued expenses.

	December 31, 2011
	U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$198	$—	$—	$198	6%
Equity Securities:
U.S. large cap	366	7	—	373	11%
Xerox common stock	50	—	—	50	2%
U.S. mid cap	69	—	—	69	2%
U.S. small cap	56	89	—	145	4%
International developed	162	327	—	489	15%
Emerging markets	117	—	—	117	3%
Total Equity Securities	820	423	—	1,243	37%
Debt Securities:
U.S. treasury securities	4	393	—	397	12%
Debt security issued by government agency	—	180	—	180	5%
Corporate bonds	6	875	—	881	26%
Asset backed securities	—	10	—	10	—%
Total Debt Securities	10	1,458	—	1,468	43%
Derivatives:
Interest rate contracts	18	13	—	31	1%
Foreign exchange contracts	8	—	—	8	—%
Equity contracts	23	—	—	23	1%
Total Derivatives	49	13	—	62	2%
Real estate	45	35	72	152	5%
Private equity/Venture capital	—	—	318	318	9%
Other(1)	(62)	14	—	(48)	(2)%
Total Defined Benefit Plans Assets	$1,060	$1,943	$390	$3,393	100%

(1)	Other Level 1 assets include net non-financial liabilities of $62 such as due to/from broker, interest receivables and accrued expenses.

	December 31, 2011
	Non-U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$380	$—	$—	$380	8%
Equity Securities:
U.S. large cap	145	43	—	188	4%
U.S. mid cap	21	—	—	21	—%
U.S. small cap	27	—	—	27	1%
International developed	1,047	154	—	1,201	25%
Emerging markets	180	54	—	234	5%
Global equity	7	17	—	24	—%
Total Equity Securities	1,427	268	—	1,695	35%
Debt Securities:
U.S. treasury securities	5	23	—	28	1%
Debt security issued by government agency	64	1,227	—	1,291	26%
Corporate bonds	144	595	—	739	15%
Asset backed securities	2	51	—	53	1%
Total Debt Securities	215	1,896	—	2,111	43%
Common/Collective trust	3	—	—	3	—%
Derivatives:
Interest rate contracts	—	90	—	90	2%
Foreign exchange contracts	6	(1)	—	5	—%
Other contracts	64	—	—	64	1%
Total Derivatives	70	89	—	159	3%
Hedge funds	—	—	3	3	—%
Real estate	22	97	280	399	8%
Guaranteed insurance contracts	—	—	116	116	3%
Other(1)	14	4	—	18	—%
Total Defined Benefit Plans Assets	$2,131	$2,354	$399	$4,884	100%

(1)	Other Level 1 assets include net non-financial assets of $8 such as due to/from broker, interest receivables and accrued expenses.

The following tables represents a roll-forward of the defined benefit plans assets measured using significant unobservable inputs (Level 3 assets):

	U.S. Defined Benefit Plans Assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Real Estate	Private Equity/Venture Capital	Total
Balance at December 31, 2010	$69	$307	$376
Purchases	2	30	32
Sales	(6)	(61)	(67)
Realized gains (losses)	—	46	46
Unrealized gains (losses)	6	(4)	2
Other	1	—	1
Balance at December 31, 2011	72	318	390
Purchases	1	20	21
Sales	(11)	(48)	(59)
Realized gains (losses)	1	36	37
Unrealized gains (losses)	(5)	(26)	(31)
Balance at December 31, 2012	$58	$300	$358

	Non-U.S. Defined Benefit Plans Assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Real Estate	Guaranteed Insurance Contracts	Hedge Funds	Total
Balance at December 31, 2010	$206	$97	$3	$306
Purchases	67	3	—	70
Sales	—	(3)	(1)	(4)
Net transfers in from Level 1	2	12	—	14
Net transfers in from Level 2	—	9	—	9
Realized gains (losses)	—	(1)	—	(1)
Unrealized gains (losses)	12	(4)	—	8
Currency translation	(4)	(3)	—	(7)
Other	(3)	6	1	4
Balance at December 31, 2011	280	116	3	399
Purchases	13	15	—	28
Sales	(21)	(7)	—	(28)
Net transfers in from Level 2	69	—	—	69
Realized gains (losses)	1	4	—	5
Unrealized gains (losses)	(25)	(1)	—	(26)
Currency translation	15	4	—	19
Balance at December 31, 2012	$332	$131	$3	$466

Valuation Method
Our primary Level 3 assets are Real Estate and Private Equity/Venture Capital investments. The fair value of our real estate investment funds are based on the Net Asset Value ("NAV") of our ownership interest in the funds. NAV information is received from the investment advisers and is primarily derived from third party real estate appraisals for the properties owned. The fair value for our private equity/venture capital partnership investments are based on our share of the estimated fair values of the underlying investments held by these partnerships as reported in their audited financial statements. The valuation techniques and inputs for our Level 3 assets have been consistently applied for all periods presented.
Investment Strategy
The target asset allocations for our worldwide defined benefit pension plans were:

	2012		2011
	U.S.	Non-U.S.	U.S.	Non-U.S.
Equity investments	41%	40%	41%	41%
Fixed income investments	43%	47%	43%	46%
Real estate	5%	9%	5%	9%
Private equity	9%	—%	9%	—%
Other	2%	4%	2%	4%
Total Investment Strategy	100%	100%	100%	100%

We employ a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. The intent of this strategy is to minimize plan expenses by exceeding the interest growth in long-term plan liabilities. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. This consideration involves the use of long-term measures that address both return and risk. The investment portfolio contains a diversified blend of equity and fixed income investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth, value and small and large capitalizations, and may include Company stock. Other assets such as real estate, private equity, and hedge funds are used to improve portfolio diversification. Derivatives may be used to hedge market exposure in an efficient and timely manner; however, derivatives may not be used to leverage the portfolio beyond the market value of the underlying investments. Investment risks and returns are measured and monitored on an ongoing basis through annual liability measurements and quarterly investment portfolio reviews.
Expected Long-term Rate of Return
We employ a “building block” approach in determining the long-term rate of return for plan assets. Historical markets are studied and long-term relationships between equities and fixed income are assessed. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established giving consideration to investment diversification and rebalancing. Peer data and historical returns are reviewed periodically to assess reasonableness and appropriateness.
Contributions
In 2012, we made cash contributions of $364 ($201 U.S. and $163 Non-U.S.) and $84 to our defined benefit pension plans and retiree health benefit plans, respectively. We also elected to make a contribution of 15.4 million shares of our common stock, with an aggregate value of approximately $130, to our U.S. defined benefit pension plan for salaried employees in order to meet our planned level of funding for 2012. Accordingly, total contributions to our defined benefit pension plans were $494 ($331 U.S. and $163 Non-U.S.) in 2012.
In 2013 we expect, based on current actuarial calculations, to make contributions of approximately $195 ($26 U.S. and $169 non-U.S.) to our defined benefit pension plans and $80 to our retiree health benefit plans.  The decrease in required contributions to our U.S. defined benefit pension plans reflect the expected benefits from the pension funding legislation enacted in the U.S. during 2012.

Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the following years:

	Pension Benefits
	U.S.	Non-U.S.	Total	Retiree Health
2013	$483	$248	$731	$80
2014	445	251	696	80
2015	402	261	663	79
2016	370	274	644	77
2017	348	280	628	75
Years 2018-2022	1,425	1,550	2,975	339

Assumptions
Weighted-average assumptions used to determine benefit obligations at the plan measurement dates:

	Pension Benefits
	2012		2011		2010
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	3.7%	4.0%	4.8%	4.6%	5.1%	5.3%
Rate of compensation increase	0.2%	2.6%	3.5%	2.7%	3.5%	2.7%

	Retiree Health
	2012	2011	2010
Discount rate	3.6%	4.5%	4.9%
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

	Pension Benefits
	2013		2012		2011		2010
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	3.7%	4.0%	4.8%	4.6%	5.1%	5.3%	5.7%	5.7%
Expected return on plan assets	7.8%	6.1%	7.8%	6.2%	8.3%	6.6%	8.3%	6.6%
Rate of compensation increase	0.2%	2.6%	3.5%	2.7%	3.5%	2.7%	3.5%	3.6%

	Retiree Health
	2013	2012	2011	2010
Discount rate	3.6%	4.5%	4.9%	5.4%
_____________________________

Note: Expected return on plan assets is not applicable to retiree health benefits as these plans are not funded. Rate of compensation increase is not applicable to retiree health benefits as compensation levels do not impact earned benefits.

Assumed health care cost trend rates were as follows:

	December 31,
	2012	2011
Health care cost trend rate assumed for next year	7.5%	8.5%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.9%	4.9%
Year that the rate reaches the ultimate trend rate	2017	2017

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total service and interest cost components	$3	$(3)
Effect on post-retirement benefit obligation	62	54

Defined Contribution Plans
We have savings and investment plans in several countries, including the U.S., Finland and Canada. In many instances, employees from those defined benefit pension plans that have been amended to freeze future service accruals will be transitioned to an enhanced defined contribution plan. For the U.S. plans, employees may contribute a portion of their salaries and bonuses to the plans, and we match a portion of the employee contributions. We recorded charges related to our defined contribution plans of $63 in 2012, $66 in 2011 and $51 in 2010.